Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - Doubtful [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 11,558,087	$ 6,325,311	$ 6,629,960
Provision	20,084,455	5,468,134	209,761
Effects of foreign exchange rate	(367,788)	(235,358)	(514,410)
Balance at end of the year	$ 31,274,753	$ 11,558,087	$ 6,325,311